Capital Ratios - Capital Ratios for Park and Each Subsidiary (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Park National Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital	9.83%	10.13%
Tier One Risk Based Capital Required for Capital Adequacy	$ 310,560	$ 191,817
Common Equity Tier 1	9.83%
Common Equity Tier 1 Capital Required For Capital Adequacy	$ 232,920
Total Risk-Based	11.37%	11.74%
Capital Required for Capital Adequacy	$ 414,079	$ 383,634
Leverage Capital Required For Capital Adequacy To Average Total Assets	4.00%	4.00%
Common Equity Tier 1 Capital	$ 508,763
Leverage Capital Required To Be Well Capitalized	$ 360,183	$ 349,013
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%	4.00%
Leverage Capital	$ 508,763	$ 485,943
Tier One Risk Based Capital Required to be Well Capitalized	$ 414,079	$ 287,725
Common Equity Tier 1 Capital Required For Capital Adequacy To Average Total Assets	4.50%
Common Equity Tier 1 Capital Required To Be Well Capitalized	$ 336,439
Leverage	7.06%	6.96%
Leverage Capital Required For Capital Adequacy	$ 288,147	$ 279,210
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	$ 517,599	$ 479,542
Leverage Capital Required To Be Well Capitalized To Average Total Assets	5.00%	5.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	6.00%
Tier One Risk Based Capital	$ 508,763	$ 485,943
Common Equity Tier 1 Capital Required To Be Well Capitalized To Average Total Assets	6.50%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Risk Based Capital	$ 588,467	$ 563,188
Park
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital	12.82%	13.39%
Tier One Risk Based Capital Required for Capital Adequacy	$ 314,310	$ 195,411
Common Equity Tier 1	12.54%
Common Equity Tier 1 Capital Required For Capital Adequacy	$ 235,732
Total Risk-Based	14.49%	15.14%
Capital Required for Capital Adequacy	$ 419,080	$ 390,822
Leverage Capital Required For Capital Adequacy To Average Total Assets	4.00%	4.00%
Common Equity Tier 1 Capital	$ 656,664
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%	4.00%
Leverage Capital	$ 671,664	$ 654,339
Common Equity Tier 1 Capital Required For Capital Adequacy To Average Total Assets	4.50%
Leverage	9.22%	9.25%
Leverage Capital Required For Capital Adequacy	$ 291,449	$ 282,992
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Leverage Capital Required For Capital Adequacy plus capital conservation buffer To Average Total Assets	4.00%
Tier One Risk Based Capital Required For Capital Adequacy plus capital conservation buffer To Average Total Assets	8.50%
Common Equity Tier 1 Capital Required For Capital Adequacy plus capital conservation buffer To Average Total Assets	7.00%
Capital Required For Capital Adequacy plus capital conservation buffer To Average Total Assets	10.50%
Tier One Risk Based Capital	$ 671,664	$ 654,339
Risk Based Capital	$ 758,988	$ 739,517